INVESTMENTS AUGUST 31, 1996
Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 0.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES
Chase Manhattan Bank
9/12/96 5.51% $ 11,819,376 $ 11,799,730
10/7/96 5.48  3,940,606  3,919,525
10/23/96 5.50  1,265,000  1,255,225
TOTAL BANKERS' ACCEPTANCES   16,974,480
CERTIFICATES OF DEPOSIT - 22.0%
DOMESTIC CERTIFICATES OF DEPOSIT - 0.6%
First Tennessee Bank, N.A. Memphis
10/21/96 5.34  10,000,000  10,000,000
Mellon Bank, N.A.
9/4/96 5.43  10,000,000  10,000,000
10/7/96 5.38  10,000,000  10,000,000
   30,000,000
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.6%
ABN-AMRO Bank
12/2/96 5.51  30,000,000  30,000,000
SAN FRANCISCO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.2%
Banque Nationale de Paris
9/3/96 5.12  10,000,000  9,999,951
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 11.7%
Bank of Tokyo-Mitsubishi
10/15/96 5.67  79,000,000  79,000,000
11/7/96 5.51  6,000,000  6,000,164
Bayerische Landesbank Girozentrale (a)
10/30/96 5.74  40,000,000  40,000,000
4/22/97 5.85  32,000,000  32,000,000
Canadian Imperial Bank of Commerce
12/5/96 5.63  12,000,000  12,000,000
Commerzbank, Germany
9/6/96 5.40  40,000,000  40,000,056
9/9/96 5.40  90,000,000  90,000,000
9/13/96 5.32  33,000,000  33,000,000
Commonwealth Bank of Australia
11/8/96 5.42  11,000,000  11,000,000
Deutsche Bank, Germany
12/23/96 5.52  30,000,000  30,000,000
Landesbank Hessen - Thuringen
9/9/96 5.40  25,000,000  24,999,996

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Sanwa Bank, Ltd.
9/3/96 5.49% $ 22,000,000 $ 22,000,000
10/1/96 5.41  4,000,000  3,999,951
10/28/96 5.66  12,000,000  12,000,000
10/31/96 5.68  10,000,000  10,000,000
11/4/96 5.69  32,000,000  32,000,000
Societe Generale
9/3/96 5.13  50,000,000  50,000,000
11/6/96 5.36  17,000,000  17,000,592
12/2/96 5.52  33,000,000  33,000,000
Sumitomo Bank, Ltd.
10/9/96 5.50  23,000,000  23,000,000
10/15/96 5.50  11,000,000  11,000,000
11/14/96 5.50  15,000,000  15,000,000
   627,000,759
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 0.6%
Morgan Guaranty Trust Co.
9/6/96 5.45  30,000,000  30,000,244
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 8.3%
Abbey National, Treasury Services
12/3/96 5.52  25,000,000  25,000,000
Bank of Tokyo-Mitsubishi
9/5/96 5.40  5,000,000  5,000,021
10/2/96 5.47  25,000,000  25,002,737
Banque Nationale de Paris
11/12/96 5.39  13,000,000  12,999,987
12/3/96 5.53  20,000,000  20,000,503
Bayerische Hypotheken-und Weschel
9/17/96 5.40  18,000,000  17,999,877
9/23/96 5.41  40,000,000  39,999,467
11/27/96 5.50  40,000,000  39,998,118
Bayerische Vereinsbank A.G.
12/3/96 5.51  48,000,000  48,001,206
Deutsche Bank, A.G.
9/4/96 5.38  30,000,000  30,000,000
9/9/96 5.41  50,000,000  50,000,000
Kredietbank, N.V.
10/15/96 5.38  15,000,000  15,000,273
Swiss Bank Corp.
9/11/96 5.40  10,000,000  10,000,221
10/11/96 5.55  100,000,000  100,002,191
   439,004,601
TOTAL CERTIFICATES OF DEPOSIT   1,166,005,555
COMMERCIAL PAPER - 23.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
A.H. Robins Company, Incorporated
9/25/96 5.35% $ 10,253,000 $ 10,216,636
American Express Credit Corp.
10/21/96 5.35  10,000,000  9,926,389
American Home Food Products, Inc.
9/5/96 5.28  4,000,000  3,997,658
American Home Products
9/26/96 5.35  5,000,000  4,981,528
9/27/96 5.36  8,000,000  7,969,262
10/28/96 5.40  5,000,000  4,957,646
Asset Securitization Cooperative Corporation
10/1/96 5.45  10,000,000  9,955,000
10/15/96 5.33  10,000,000  9,935,344
10/21/96 5.35  29,000,000  28,786,528
Associates Corp. of North America
9/10/96 5.33  25,000,000  24,966,875
10/21/96 5.35  22,000,000  21,838,056
10/24/96 5.35  15,000,000  14,882,958
11/8/96 5.43  15,000,000  14,848,417
BHF Finance (Delaware), Inc.
11/18/96 5.37  10,400,000  10,280,573
Bear Stearns Cos., Inc.
10/21/96 5.41  13,000,000  12,903,403
10/31/96 5.44  15,000,000  14,865,875
Beneficial Corp.
10/3/96 5.51  25,000,000  24,878,667
Bradford & Bingley Building Society
10/28/96 5.50  10,000,000  9,914,025
11/25/96 5.65  6,742,000  6,654,288
CIT Group Holdings, Inc.
9/30/96 5.43  15,000,000  14,934,992
Caisse d'Amortissement de la dette Sociale
10/21/96 5.35  5,000,000  4,963,194
10/22/96 5.50  9,000,000  8,930,768
Cheltenham & Gloucester Building Society
10/21/96 5.53  50,000,000  49,621,528
11/21/96 5.39  5,000,000  4,940,150
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/21/96 5.36  9,000,000  8,933,625
11/12/96 5.39  10,000,000  9,893,600
11/20/96 5.39  14,000,000  13,834,489
CoreStates Capital Corp. (a)
9/5/96 5.42  10,000,000  10,000,000
9/9/96 5.39  5,000,000  5,000,000
Delaware Funding Corporation
10/21/96 5.34  7,108,000  7,055,776
10/21/96 5.35  10,000,000  9,926,389
Eiger Capital Corp.
10/15/96 5.34  7,000,000  6,954,656

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Enterprise Funding Corp.
9/24/96 5.32% $ 14,080,000 $ 14,032,414
10/3/96 5.34  10,000,000  9,952,800
10/3/96 5.47  10,000,000  9,951,822
10/23/96 5.39  10,000,000  9,922,722
11/12/96 5.39  2,015,000  1,993,560
Ford Motor Credit Corp.
10/7/96 5.49  25,000,000  24,864,250
10/22/96 5.52  10,000,000  9,922,933
10/30/96 5.52  12,000,000  11,893,013
GTE Corp.
9/26/96 5.40  9,000,000  8,966,500
9/27/96 5.38  7,000,000  6,972,953
10/4/96 5.38  6,000,000  5,970,575
Generale Bank
10/23/96 5.44  23,000,000  22,821,597
General Electric Capital Corp.
10/22/96 5.51  25,000,000  24,807,688
1/27/97 5.76  33,000,000  32,240,267
1/28/97 5.74  50,000,000  48,845,250
General Electric Co.
10/22/96 5.35  26,000,000  25,804,783
General Motors Acceptance Corp.
9/24/96 5.36  32,000,000  31,891,031
11/26/96 5.68  16,000,000  15,788,631
12/4/96 5.70  20,000,000  19,710,950
2/20/97 5.70  10,000,000  9,735,072
2/24/97 5.71  10,000,000  9,728,667
2/25/97 5.71  21,500,000  20,913,319
Goldman Sachs Group, L.P. (The)
9/10/96 5.32  30,000,000  29,960,250
9/24/96 5.33  10,000,000  9,966,139
Household Finance Corp.
10/22/96 5.35  10,000,000  9,924,917
International Lease Finance Corp.
9/23/96 5.33  5,000,000  4,983,806
Merrill Lynch & Co., Inc.
9/9/96 5.50  25,000,000  24,969,750
Morgan Stanley Group, Inc.
10/21/96 5.35  20,000,000  19,852,778
Nationwide Building Society
9/6/96 5.50  8,000,000  7,993,956
10/15/96 5.53  20,000,000  19,866,778
10/21/96 5.53  60,000,000  59,545,833
11/7/96 5.40  30,000,000  29,702,408
11/8/96 5.42  6,000,000  5,939,367
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
New Center Asset Trust
9/27/96 5.43% $ 22,000,000 $ 21,915,948
9/30/96 5.43  2,000,000  1,991,477
12/2/96 5.63  6,000,000  5,915,667
2/19/97 5.63  12,000,000  11,687,640
Philip Morris Cos., Inc.
9/9/96 5.47  10,000,000  9,987,956
10/30/96 5.50  14,000,000  13,875,412
Preferred Receivables Funding Corp.
9/10/96 5.45  23,200,000  23,168,680
9/19/96 5.31  15,000,000  14,960,325
10/15/96 5.37  25,000,000  24,837,444
Sears Roebuck Acceptance Corp.
10/8/96 5.51  10,000,000  9,943,986
10/21/96 5.36  10,000,000  9,926,250
10/30/96 5.58  15,000,000  14,864,792
Sherwood Medical Company
9/4/96 5.46  2,000,000  1,999,097
9/26/96 5.36  11,303,000  11,261,242
Textron, Inc.
9/6/96 5.49  3,000,000  2,997,725
9/11/96 5.50  2,000,000  1,996,956
9/16/96 5.50  6,000,000  5,986,326
9/18/96 5.47  5,000,000  4,987,132
10/1/96 5.50  5,000,000  4,977,208
Unifunding, Inc.
9/3/96 5.44  18,000,000  17,994,635
Woolwich Building Society
9/9/96 5.45  25,000,000  24,970,278
TOTAL COMMERCIAL PAPER   1,241,431,250
FEDERAL AGENCIES - 23.3%
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 1.5%
9/13/96 5.49  25,000,000  24,995,573
9/20/96 5.44  20,000,000  19,996,218
10/2/96 5.46  35,000,000  34,997,367
   79,989,158
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 2.8%
9/30/96 5.30  93,445,000  93,049,053
1/17/97 5.54  15,215,000  14,902,966
1/21/97 5.54  8,785,000  8,599,612
1/23/97 5.54  30,995,000  30,331,707
   146,883,338

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 3.4%
9/3/96 5.32% $ 10,000,000 $ 9,997,083
9/5/96 5.37  45,483,000  45,456,115
9/9/96 5.32  39,000,000  38,954,500
9/16/96 5.38  53,684,000  53,565,000
10/15/96 5.40  19,681,000  19,552,909
10/17/96 5.43  11,540,000  11,460,964
   178,986,571
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 8.6%
9/2/96 5.41  65,000,000  64,966,395
9/3/96 5.44  100,000,000  100,000,000
9/3/96 5.47  40,000,000  40,000,000
9/15/96 5.36  50,000,000  49,966,911
9/20/96 5.44  90,000,000  89,979,053
9/20/96 5.47  15,000,000  14,991,289
9/29/96 5.35  33,000,000  32,977,886
10/5/96 5.68  14,000,000  13,998,904
10/17/96 5.56  36,000,000  35,989,476
11/1/96 5.59  15,000,000  14,991,355
   457,861,269
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 6.6%
9/3/96 5.32  40,000,000  39,988,333
9/5/96 5.33  6,200,000  6,196,376
9/6/96 5.34  80,000,000  79,941,445
9/6/96 5.37  10,000,000  9,992,611
9/9/96 5.34  40,000,000  39,953,200
9/12/96 5.34  60,000,000  59,903,475
9/13/96 5.38  7,535,000  7,521,638
9/17/96 5.38  48,600,000  48,485,088
10/21/96 5.44  10,000,000  9,925,555
2/3/97 5.62  50,000,000  48,824,583
   350,732,304
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 0.4%
10/16/96 5.68  20,000,000  20,000,000
TOTAL FEDERAL AGENCIES   1,234,452,640
U.S. TREASURY OBLIGATIONS - 0.8%
U.S. TREASURY BILLS
8/21/97 5.79  45,000,000  42,575,100
BANK NOTES - 8.9%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bank of America National Trust & Savings Assoc. (a)
9/3/96 5.43% $ 25,000,000 $ 24,999,921
Bank of America, NW, N.A. (a)
9/4/96 5.44  10,000,000  9,996,949
Bank of New York
9/3/96 5.16  10,000,000  10,000,000
Bank of New York - Delaware (a)
10/30/96 5.78  25,000,000  25,000,000
Bank One, Milwaukee, N.A. (a)
9/3/96 5.39  50,000,000  49,976,351
Comerica Bank - Detroit (a)
9/1/96 5.45  30,000,000  29,999,879
First National Bank of Chicago
9/4/96 5.41  30,000,000  30,000,000
First Union National Bank of North Carolina, N.A. (a)
9/27/96 5.51  25,000,000  24,996,130
Household Bank FSB
10/22/96 5.35  8,000,000  8,000,000
Huntington National Bank (a)
10/30/96 5.73  25,000,000  25,000,000
Key Bank, N.A. (a)
9/3/96 5.39  15,000,000  14,991,324
9/3/96 5.40  25,000,000  24,981,420
Key Bank of New York (a)
9/3/96 5.40  27,000,000  26,983,273
Morgan Guaranty Trust Co. (a)
6/6/97 6.00  10,000,000  9,996,344
NationsBank of Texas
10/17/96 5.78  40,000,000  39,996,137
Nova Scotia Bank (a)
11/3/96 5.65  25,000,000  25,000,000
PNC Bank (a)
9/9/96 5.44  32,000,000  31,982,776
9/20/96 5.42  10,000,000  9,998,697
9/20/96 5.44  26,000,000  25,996,210
Wachovia Bank of North Carolina, N.A. (a)
9/26/96 5.37  25,000,000  24,997,857
TOTAL BANK NOTES   472,893,268
MASTER NOTES (A) - 2.6%
Goldman Sachs Group, L.P. (The)
11/8/96 5.50  25,000,000  25,000,000
J.P. Morgan Securities
9/6/96 5.43  84,000,000  84,000,000
Norwest Corp.
9/3/96 5.41  32,000,000  32,000,000
TOTAL MASTER NOTES   141,000,000
MEDIUM-TERM NOTES (A) - 4.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Abbey National Treasury Services (b)
9/9/96 5.57% $ 54,000,000 $ 54,000,000
Beneficial Corp.
9/27/96 5.39  9,000,000  8,999,690
10/19/96 5.63  20,000,000  19,996,642
11/3/96 5.65  8,000,000  7,998,758
CIT Group Holdings, Inc.
9/3/96 5.40  20,000,000  19,998,815
General Motors Acceptance Corp.
10/23/96 5.67  11,000,000  11,007,636
11/1/96 5.68  26,000,000  26,000,000
2/13/97 5.35  11,000,000  10,999,637
Merrill Lynch & Co., Inc.
9/18/96 5.42  22,000,000  21,995,637
Norwest Corp.
9/10/96 5.61  22,000,000  22,000,000
Transamerica Life Insurance and Annuity Co.
9/3/96 (c) 5.47  10,000,000  10,000,000
9/15/96 5.61  16,000,000  16,000,000
TOTAL MEDIUM-TERM NOTES   228,996,815
SHORT-TERM NOTES (A) - 5.7%
CSA Funding - C
9/9/96 5.45  5,000,000  5,000,000
Capital One Funding Corp. (1994-C)
9/9/96 5.42  9,261,000  9,261,000
Capital One Funding Corp. (1994-E)
9/9/96 5.42  8,709,000  8,709,000
Capital One Funding Corp. (1995-D)
9/9/96 5.42  17,403,000  17,403,000
Capital One Funding Corp. (1995-E)
9/9/96 5.42  10,400,000  10,400,000
Liquid Asset Backed Securities Trust (1996-1) (b)
9/15/96 5.45  28,000,000  28,000,000
Liquid Asset Backed Securities Trust (1996-2)  (b)
9/3/96 5.41  35,000,000  35,000,000
SMM Trust (1995-D) (b)
10/27/96 5.68  23,000,000  23,000,000
SMM Trust (1995-N) (b)
11/8/96 5.55  12,000,000  12,000,000
SMM Trust (1995-P) (b)
9/15/96 5.66  20,000,000  20,000,000
SMM Trust (1996-I) (b)
9/30/96 5.46  45,000,000  45,000,000
SMM Trust (1996-V) (b)
9/26/96 5.62  89,000,000  89,000,000
TOTAL SHORT-TERM NOTES   302,773,000
TIME DEPOSITS - 3.2%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Canadian Imperial Bank of Commerce
9/3/96 5.31% $ 100,000,000 $ 100,000,000
Sanwa Bank, Ltd.
10/4/96 5.44  15,000,000  15,000,000
Sumitomo Bank, Ltd.
9/12/96 5.50  28,000,000  28,000,000
9/13/96 5.47  12,000,000  12,000,000
9/30/96 5.41  15,000,000  15,000,000
TOTAL TIME DEPOSITS   170,000,000
MUNICIPAL SECURITIES - 0.1%
New York Gen. Oblig.
9/10/96 5.52  6,665,000  6,665,000
REPURCHASE AGREEMENTS - 5.4%
 MATURITY
 AMOUNT
In a joint trading account
(U.S. Government Obligations):
dated 8/30/96 due 9/3/96
 At 5.31%  $ 136,644,591  136,564,000
 dated 8/5/96 due 9/5/96
 At 5.37%   50,231,208  50,000,000
 dated 8/22/96 due 9/5/96
  At 5.27%   100,204,944  100,000,000
TOTAL REPURCHASE AGREEMENTS   286,564,000
TOTAL INVESTMENTS - 100%  $ 5,310,331,108
Total Cost for Income Tax Purposes  $ 5,310,331,108
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $306,000,000 or 5.7% of net assets.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
 Transamerica Life Insurance
 and Annuity Co. 5/8/96 $ 10,000,000
INCOME TAX INFORMATION
At August 31, 1996, the fund had a capital loss carryforward of approximately $320,000 of which $278,000 and $42,000 will expire on August 31, 2002 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1996

4.ASSETS                                                                                    5.             6.

7.Investment in securities, at value (including repurchase agreements of $286,564,000) -    8.             $ 5,310,331,108
See accompanying schedule

9.Cash                                                                                      10.             3,966,668


11.Interest receivable                                                                      12.             31,895,457

13. 14.TOTAL ASSETS                                                                         15.             5,346,193,233

16.LIABILITIES                                                                              17.            18.

19.Payable for investments purchased                                                        $ 15,000,000   20.

21.Distributions payable                                                                     2,035,315     22.

23.Accrued management fee                                                                    1,900,701     24.

25. 26.TOTAL LIABILITIES                                                                    27.             18,936,016

28.29.NET ASSETS                                                                            30.            $ 5,327,257,217

31.Net Assets consist of:                                                                   32.            33.

34.Paid in capital                                                                          35.            $ 5,327,505,772

36.Accumulated net realized gain (loss) on investments                                      37.             (248,555)

38.39.NET ASSETS, for 5,327,505,772 shares outstanding                                      40.            $ 5,327,257,217

41.42.NET ASSET VALUE, offering price and redemption price per share                        43.             $1.00
($5,327,257,217 (divided by) 5,327,505,772 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1996

44.45.INTEREST INCOME                                         46.            $ 272,488,399

47.EXPENSES                                                   48.            49.

50.Management fee                                             $ 20,243,808   51.

52.Non-interested trustees' compensation                       19,733        53.

54. Total expenses before reductions                           20,263,541    55.

56. Expense reductions                                         (3,939,900)    16,323,641

57.58.NET INTEREST INCOME                                     59.             256,164,758

60.61.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 62.             (42,074)


63.64.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    65.            $ 256,122,684


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED         YEAR ENDED
                                                                                      AUGUST 31,         AUGUST 31,
                                                                                      1996               1995

66.INCREASE (DECREASE) IN NET ASSETS

67.Operations                                                                         $ 256,164,758      $ 199,750,161
Net interest income

68. Net realized gain (loss)                                                           (42,074)           115,303

69. 70.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 256,122,684        199,865,464

71.Distributions to shareholders from net interest income                              (256,164,758)      (199,750,161)

72.Share transactions at net asset value of $1.00 per share                            5,429,621,106      4,357,739,794
Proceeds from sales of shares

73. Reinvestment of distributions from net interest income                             252,826,219        199,183,708

74. Cost of shares redeemed                                                            (4,704,989,059)    (3,007,122,850)

75.76.                                                                                 977,458,266        1,549,800,652
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

77.  78.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        977,416,192        1,549,915,955

79.NET ASSETS                                                                         80.                81.

82. Beginning of period                                                                4,349,841,025      2,799,925,070

83. End of period                                                                     $ 5,327,257,217    $ 4,349,841,025


FINANCIAL HIGHLIGHTS



84.                                                YEARS ENDED AUGUST 31,                                             TEN MONTHS
                                                                                                                      ENDED
                                                                                                                      AUGUST 31,

85.                                                1996                     1995          1994          1993          1992

86.SELECTED PER-SHARE DATA

87.Net asset value, beginning of period            $ 1.000                  $ 1.000       $ 1.000       $ 1.000       $ 1.000

88.Income from Investment Operations                .053                     .054          .034          .030          .035
Net interest income

89.Less Distributions                               (.053)                   (.054)        (.034)        (.030)        (.035)
From net interest income

90.Net asset value, end of period                  $ 1.000                  $ 1.000       $ 1.000       $ 1.000       $ 1.000

91.TOTAL RETURN B                                   5.40%                    5.57%         3.41%         3.09%         3.50%

92.RATIOS AND SUPPLEMENTAL DATA

93.Net assets, end of period (000 omitted)         $ 5,327,257              $ 4,349,841   $ 2,799,925   $ 1,705,966   $ 1,516,346

94.Ratio of expenses to average net assets          .37%                     .42%          .42%          .42%          .42%
                                                   C                                                                  A

95.Ratio of expenses to average net assets after    .34%                     .42%          .42%          .42%          .42%
expense reductions                                 D                                                                  A

96.Ratio of net interest income to average net assets  5.31%                5.49%         3.44%         3.05%         4.12%
                                                                                                                      A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $10,000,000 or 0.2% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan, including expenses incurred in connection with marketing, sales, servicing, and other activities, amounted to approximately $37,000 for the period.
4. EXPENSE REDUCTIONS.
FMR agreed to reimburse a portion of the fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,546,262.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $1,393,638 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Money Market Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Trust: Retirement Money Market Portfolio, including the schedule of portfolio investments, as of August 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the ten month period ended August 31, 1992. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fidelity Money Market Trust: Retirement Money Market Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the applicable periods set forth above, in conformity with generally accepted accounting principles.
 COOPERS & LYBRAND L.L.P.
Dallas, Texas
October 8, 1996


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
Willian O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES
INVESTMENTS AUGUST 31, 1996

Showing Percentage of Total Value of Investments


FEDERAL AGENCIES - 66.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS (A) - 2.3%
9/3/96 5.59% $ 60,000,000 $ 59,973,231
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 6.6%
9/3/96 5.78  24,000,000  23,992,782
9/20/96 5.34  50,000,000  49,997,358
9/24/96 5.34  55,000,000  54,996,649
9/28/96 5.32  46,000,000  45,964,536
   174,951,325
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 1.2%
1/29/97 5.64  33,000,000  32,246,500
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 3.7%
9/17/96 5.43  53,000,000  52,873,978
11/4/96 5.43  46,000,000  45,562,489
   98,436,467
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 30.7%
9/3/96 5.23  77,000,000  76,990,069
9/3/96 5.31  119,000,000  118,945,583
9/3/96 5.32  102,000,000  101,947,902
9/3/96 (b) 5.33  121,000,000  120,893,447
9/3/96 5.34  65,000,000  65,378,670
9/3/96 5.44  31,000,000  31,000,000
9/3/96 5.46  32,000,000  31,967,190
9/3/96 5.47  71,000,000  71,000,000
9/3/96 5.85  59,000,000  59,000,000
9/11/96 5.33  32,000,000  31,996,643
9/20/96 5.47  30,000,000  29,982,579
11/1/96 5.59  58,000,000  57,966,572
11/21/96 5.40  19,000,000  18,992,463
   816,061,118
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 18.4%
9/5/96 5.03  61,000,000  60,966,789
9/6/96 5.34  37,000,000  36,972,918
9/9/96 5.34  27,000,000  26,968,410
9/11/96 5.34  44,000,000  43,935,650
9/17/96 5.43  80,000,000  79,809,778
10/16/96 5.37  63,000,000  62,588,925
10/21/96 5.43  23,000,000  22,829,097
10/23/96 5.43  19,650,000  19,498,149
11/4/96 5.35  40,000,000  39,624,533
11/8/96 5.36  19,000,000  18,810,148
2/4/97 5.45  79,000,000  77,185,633
   489,190,030

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 3.4%
9/3/96 5.31% $ 55,000,000 $ 55,043,059
9/3/96 5.45  35,000,000  35,000,000
   90,043,059
TOTAL FEDERAL AGENCIES   1,760,901,730
U.S. TREASURY OBLIGATIONS - 6.7%
U.S. TREASURY BILLS
4/3/97 5.54  59,000,000  57,155,470
4/3/97 5.55  53,000,000  51,344,293
8/21/97 5.63  13,000,000  12,316,019
8/21/97 5.66  13,000,000  12,318,720
8/21/97 5.67  47,500,000  44,996,228
TOTAL U.S. TREASURY OBLIGATIONS   178,130,730
MEDIUM-TERM NOTES (A) (C) - 0.3%

Export-Import Bank, U.S. (as guarantor for K.A. Leasing, Ltd.)
9/15/96 5.44  6,728,794  6,728,794
REPURCHASE AGREEMENTS - 26.7%
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account
(Notes 2 and 3)
 (U.S. Government Obligations):
  dated 8/30/96 due 9/3/96
   At 5.31%  $ 409,791,688  409,550,000
  dated 8/5/96 due 9/4/96
   At 5.37%   31,138,725  31,000,000
  dated 8/22/96 due 9/5/96
   At 5.27%   49,100,423  49,000,000
REPURCHASE AGREEMENTS - CONTINUED
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account
(Notes 2 and 3)
 (U.S. Government Obligations): - continued
  dated 8/8/96 due 9/10/96
   At 5.34%  $ 109,533,555 $ 109,000,000
  dated 8/19/96 due 9/18/96
   At 5.33%   110,488,583  110,000,000
TOTAL REPURCHASE AGREEMENTS   708,550,000
TOTAL INVESTMENTS - 100%  $ 2,654,311,254
Total Cost for Income Tax Purposes  $ 2,654,311,254
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank, U.S.
 (As guarantor for
 K.A. Leasing, Ltd.) 7/8/94 $ 6,728,794
INCOME TAX INFORMATION
At August 31, 1996, the fund had a capital loss carryforward of approximately $336,000 of which $4,000, $47,000, $178,000, $105,000 and
$2,000 will expire on August 31, 2000, 2001, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1996

4.ASSETS                                                                                    5.              6.

7.Investment in securities, at value (including repurchase agreements of $708,550,000) -    8.              $ 2,654,311,254
See accompanying schedule

9.Interest receivable                                                                       10.              9,797,639

11. 12.TOTAL ASSETS                                                                         13.              2,664,108,893

14.LIABILITIES                                                                              15.             16.

17.Payable for investments purchased                                                        $ 120,893,447   18.
Delayed delivery

19.Share transactions in process                                                             18,606,601     20.

21.Distributions payable                                                                     1,089,259      22.

23.Accrued management fee                                                                    912,655        24.

25. 26.TOTAL LIABILITIES                                                                    27.              141,501,962

28.29.NET ASSETS                                                                            30.             $ 2,522,606,931

31.Net Assets consist of:                                                                   32.             33.

34.Paid in capital                                                                          35.             $ 2,522,845,253

36.Accumulated net realized gain (loss) on investments                                      37.              (238,322)

38.39.NET ASSETS, for 2,522,845,253 shares outstanding                                      40.             $ 2,522,606,931

41.42.NET ASSET VALUE, offering price and redemption price per share                        43.              $1.00
($2,522,606,931 (divided by) 2,522,845,253 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1996

44.45.INTEREST INCOME                                         46.            $ 134,456,680

47.EXPENSES                                                   48.            49.

50.Management fee                                             $ 10,049,935   51.

52.Non-interested trustees' compensation                       9,919         53.

54. Total expenses before reductions                           10,059,854    55.

56. Expense reductions                                         (1,917,056)    8,142,798

57.58.NET INTEREST INCOME                                     59.             126,313,882

60.61.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 62.             (1,541)


63.64.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    65.            $ 126,312,341


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED         YEAR ENDED
                                                                                      AUGUST 31,         AUGUST 31,
                                                                                      1996               1995

66.INCREASE (DECREASE) IN NET ASSETS

67.Operations                                                                         $ 126,313,882      $ 107,569,666
Net interest income

68. Net realized gain (loss)                                                           (1,541)            (105,133)

69. 70.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 126,312,341        107,464,533

71.Distributions to shareholders from net interest income                              (126,313,882)      (107,569,666)

72.Share transactions at net asset value of $1.00 per share                            2,194,070,961      1,748,370,223
Proceeds from sales of shares

73. Reinvestment of distributions from net interest income                             124,852,098        107,368,815

74. Cost of shares redeemed                                                            (2,066,690,779)    (1,240,661,774)

75.76.                                                                                 252,232,280        615,077,264
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

77.  78.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        252,230,739        614,972,131

79.NET ASSETS                                                                         80.                81.

82. Beginning of period                                                                2,270,376,192      1,655,404,061

83. End of period                                                                     $ 2,522,606,931    $ 2,270,376,192


FINANCIAL HIGHLIGHTS



84.                                                YEARS ENDED AUGUST 31,                                             TEN MONTHS
                                                                                                                      ENDED
                                                                                                                      AUGUST 31,

85.                                                1996                     1995          1994          1993          1992

86.SELECTED PER-SHARE DATA

87.Net asset value, beginning of period            $ 1.000                  $ 1.000       $ 1.000       $ 1.000       $ 1.000

88.Income from Investment Operations                .052                     .053          .032          .029          .034
Net interest income

89.Less Distributions                               (.052)                   (.053)        (.032)        (.029)        (.034)
From net interest income

90.Net asset value, end of period                  $ 1.000                  $ 1.000       $ 1.000       $ 1.000       $ 1.000

91.TOTAL RETURN B                                   5.36%                    5.46%         3.27%         2.95%         3.47%

92.RATIOS AND SUPPLEMENTAL DATA

93.Net assets, end of period (000 omitted)         $ 2,522,607              $ 2,270,376   $ 1,655,404   $ 1,393,583   $ 1,236,529

94.Ratio of expenses to average net assets          .37%                     .42%          .42%          .42%          .42%
                                                   C                                                                  A

95.Ratio of expenses to average net assets after    .34%                     .42%          .42%          .42%          .42%
expense reductions                                 D                                                                  A

96.Ratio of net interest income to average net assets 5.27%                  5.38%         3.26%         2.90%         4.08%
                                                                                                                      A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $6,728,794 or 0.3% of net assets.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $409,791,688 at 5.31%, $31,138,725 at 5.37%, $49,100,423
at $5.27%, $109,533,555 at 5.34% and $110,488,583 at 5.33%, respectively.
The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED AUGUST 30, 1996, DUE SEPTEMBER 3, 1996 5.31%
Number of dealers or banks 6
Maximum amount with one dealer or bank 38.7%
Aggregate principal amount of agreements $2,325,000,000
Aggregate maturity amount of agreements $2,326,372,056
Aggregate market value of transferred assets $2,395,040,864
Coupon rates of transferred assets 0.0% to 12.50%
Maturity dates of transferred assets 9/16/96 to 4/1/35
DATED AUGUST 5, 1996, DUE SEPTEMBER 4, 1996  5.37%
Number of dealers or banks 2
Maximum amount with one dealer or bank 51.7%
Aggregate principal amount of agreements $207,000,000
Aggregate maturity amount of agreements $207,926,325
Aggregate market value of transferred assets $213,579,234
Coupon rates of transferred assets 6.00% to 12.00%
Maturity dates of transferred assets 2/15/98 to 7/15/26
DATED AUGUST 22, 1996, DUE SEPTEMBER 5, 1996 5.27%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $475,000,000
Aggregate maturity amount of agreements $475,973,486
Aggregate market value of transferred assets $489,400,164
Coupon rates of transferred assets 5.35% to 9.50%
Maturity dates of transferred assets 12/1/97 to 4/1/35
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED AUGUST 8, 1996, DUE SEPTEMBER 10, 1996  5.34%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,979,000
Aggregate market value of transferred assets $206,672,670
Coupon rates of transferred assets 5.50% to 11.00%
Maturity dates of transferred assets 6/1/01 to 8/1/26
DATED AUGUST 19, 1996, DUE SEPTEMBER 18, 1996  5.33%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,888,333
Aggregate market value of transferred assets $206,341,504
Coupon rates of transferred assets 6.50% to 8.00%
Maturity dates of transferred assets 6/1/03 to 11/1/35
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .42% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan, including expenses incurred in connection with marketing, sales, servicing, and other activities, amounted to approximately $44,000 for the period.
5. EXPENSE REDUCTIONS.
FMR agreed to reimburse a portion of the fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,307,783.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $609,273 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Government Money Market Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Trust: Retirement Government Money Market Portfolio, including the schedule of portfolio investments, as of August 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the ten month period ended August 31, 1992. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fidelity Money Market Trust: Retirement Government Money Market Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the applicable periods set forth above, in conformity with generally accepted accounting principles.
 COOPERS & LYBRAND L.L.P.
Dallas, Texas
October 8, 1996


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Leland C. Barron, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
Willian O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND
SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES